Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Limited Common Units
Document Information [Line Items]
Entity Common Stock Shares Outstanding	77,359,163
General Partner Units
Document Information [Line Items]
Entity Common Stock Shares Outstanding	1,578,763